SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Composition Of Certain Financial Statement Items
Accounts payable and other accruals	$ 291,254	$ 327,704	$ 153,693
Mineral rights payable	686,839
Accrued interest	3,010	324,415	496,448
Total	$ 981,103	$ 652,119	$ 650,141